REVENUES (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE FROM SERVICES

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025

Revenues from sales of precision metal parts	$1,491	$979	$2,358	$2,332
Smart Carts:
Products	4,306	-	6,496	-
Services	107	181	367	375
Revenues from the Cust2Mate Platform (*)	4,413	181	6,863	375
Total	$5,904	$1,160	$9,221	$2,707